Tingo Mobile Limited Transaction (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Tingo Mobile Limited Transaction [Abstract]
Schedule of tingo mobile limited, purchase price allocation
Total Merger consideration (1)	$1,215,241
Total purchase consideration	$1,215,241
Less:
Net working capital	$170,327
Property and equipment	760,661
Intangible – farmer cooperative	24,893
Intangible – trade names and trade marks	54,576
Intangible – software	90,030
Deferred tax liability (2)	(50,849)
$1,049,638
Goodwill (3)	$165,603

(1)	The $1,215,241 value of the Merger Consideration transferred was determined in accordance with ASC 820 and ASC 805. ASC 820 requires that fair value to maximize objective evidence and be determined using assumptions that a market participant would use, and when level 1 inputs exist, it should be used unless determined to be not representative. That would have meant using the unadjusted TINGO GROUP quoted price at the time of completion of the Transaction. The Company is of the opinion however, that the market value per share price as quoted on Nasdaq is not representative of the fair value and should not be used to determine the merger consideration. Using market value per share of TINGO GROUP would have led to a significant bargain purchase gain and an internal rate of return that was not reasonable as well as other valuation anomalies that it created. Hence, and in accordance with ASC 805-30-30-5, the Company reassessed the determination of the consideration transferred and determined that using Tingo, Inc. quoted price traded at the OTC Tingo Closing is more appropriate in determining the consideration fair value.

(2)	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 30%.

(3)	The goodwill is not deductible for tax purposes.

Total Merger consideration (1)	$1,215,241
Total purchase consideration	$1,215,241
Less:
Net working capital	$170,327
Property and equipment	844,764
Intangible – farmer cooperative	24,811
Intangible – trade names and trade marks	54,576
Intangible – software	90,172
Deferred tax liability (2)	(50,868)
$1,133,782
Goodwill (3)	$81,459

(1)

The $1,215,241 value of the Merger Consideration transferred was determined in accordance with ASC 820 and ASC 805. ASC 820 requires that fair value to maximize objective evidence and be determined using assumptions that a market participant would use, and when level 1 inputs exist, it should be used unless determined to be not representative. That would have meant using the unadjusted TINGO GROUP quoted price at the time of completion of the Transaction. The Company is of the opinion however, that the market value per share price as quoted on Nasdaq is not representative of the fair value and should not be used to determine the merger consideration. Using market value per share of TINGO GROUP would have led to a significant bargain purchase gain and an internal rate of return that was not reasonable as well as other valuation anomalies that it created. Hence, and in accordance with ASC 805-30-30-5, the Company reassessed the determination of the consideration transferred and determined that using Tingo, Inc. quoted price traded at the OTC Tingo Closing is more appropriate in determining the consideration fair value.

(2)	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 30%.
(3)	The goodwill is not deductible for tax purposes.